Document And Entity Information	12 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002092387
Document Type	N-CSR
Entity Registrant Name	Aristotle Pacific Enhanced CLO Income Fund
Document Period End Date	Jun. 30, 2026
Amendment Flag	false